Stock-Based Compensation Plans - Stock-Based Compensation Plans Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6.5
Matching contribution on Director Deferred Compensation	33.00%
Stock Based Compensation Awards [Abstract]
Allocated Share-based Compensation Expense	$ 16.6	$ 12.0	$ 5.0
Recognized deferred tax beneft	5.4	3.9	1.9
Compensation cost related to nonvested awards not yet recognized	22.4
Awards not yet recognized. weighted average period to be recognized	2 years 7 months 7 days
Stock Settled [Member]
Stock Based Compensation Awards [Abstract]
Allocated Share-based Compensation Expense	0.5	0.4	0.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 2.4	$ 1.2	$ 0.1